Intangible Assets, Net - Schedule of Intangible Assets Consisted (Details)	Jun. 30, 2026 HKD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 HKD ($)
Schedule of Intangible Assets Consisted [Abstract]
Software	$ 12,940,000	$ 1,650,089	$ 12,940,000
Less: accumulated amortization	(2,519,006)	(321,219)	(651,002)
Total	$ 10,420,994	$ 1,328,870	$ 12,288,998